Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Pension and Retirement Expenses	Our pension and retirement expenses for all employees for the years ended December 31, 2023, 2022 and 2021, were:

Year ended December 31 (€, in millions)	2021	2022	2023
Pension plan based on multi-employer union plan	161.7	181.2	244.4
Pension plans based on defined contribution and other plans	67.5	74.7	104.5
Pension and retirement expenses	229.2	255.9	348.9